Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty (Details) - USD ($) $ / shares in Units, $ in Thousands	Oct. 28, 2022	Dec. 31, 2024	Dec. 31, 2023
Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty
Warrant liabilities		$ 1,793	$ 1,566
Deferred income tax assets		$ 2,047	$ 257
Perfect Class A Ordinary Shares
Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty
Number of shares issued for acquisition (in shares)		6,764
Open market price of share (in USD per share)	$ 8.35